Finance Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2019
Finance Income
Schedule of components of finance (income)

	Year ended December 31,
	2019	2018	2017
	USD
Finance expenses:
Bank commissions	$(21)	$(18)	$(28)
Interest expenses from IFRS 16 implementation	(8)	-	-
Interest expenses from IFRS 15 implementation	(427)	(427)	-
Net loss from exchange rate fluctuations	(28)	(115)	(588)
Other loss from short-term investment revaluation	(209)	(644)	(5)

	(693)	(1,204)	(621)
Finance income:
Interest income on bank deposits	72	51	69
Net change in fair value warrants exercisable into shares	3,037	-	564

	3,109	51	633

	$(621)	$(1,153)	$12